Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Equity [Abstract]
Equity
7. Equity

Common Stock through the date of the Share Exchange consisted of the common stock of SPI. The amounts presented for periods prior to the Share Exchange were denominated in CHF and have been translated from CHF to USD using the exchange rates in effect on the date of each issuance. As of December 31, 2011, SPI had 26,822,215 common shares issued and outstanding. During 2012 prior to the Share Exchange, SPI issued 2,500,000 shares in connection with the subscription agreement referenced in Note 7 of these Notes to Consolidated Financial Statements and 7,378,416 shares in connection with the conversion of SPI stockholder loans to common shares, resulting in 36,700,631 common shares of SPI being outstanding immediately prior to the Share Exchange.

On December 12, 2012, SurePure US designated 31,155,282 of its authorized shares of preferred stock as Nonvoting Convertible Preferred Stock, par value $0.01 per share.  Under the terms of the Certificate of Designation (the “Certificate”), each share of Nonvoting Convertible Preferred Stock is convertible into one share of Common Stock, subject to certain limitations and restrictions as defined in the Certificate.

The issued shares of Nonvoting Convertible Preferred Stock automatically convert, at the applicable conversion ratio as defined in the Certificate, into shares of the Company’s Common Stock upon the assignment, sale or other transfer of shares to any person other than an affiliate of the holder of the seller.  Any assignee, purchaser or other transferee may surrender certificates representing the assigned shares to the Company and will receive shares of the Company’s Common Stock in return.

 During the year ended December 31, 2014, the preferred stockholder converted 5,000,000 shares of the Company’s preferred stock into 5,000,000 shares of the Company’s Common Stock.  At both June 30, 2015 and December 31, 2014, there were 14,800,000 issued and outstanding shares of the Company’s preferred stock.

Effective with the acquisition of SPHSA on June 12, 2013, 3,000 common shares of SPHSA were then exchanged for 3,000,000 shares of the Company’s Common Stock, which shares are treated as being outstanding as of June 12, 2013. The shareholder loans of SPHSA were converted to 6,865 common shares of SPHSA which were then exchanged for 6,864,811 shares of the Company’s Common Stock, which shares are treated as being outstanding as of June 12, 2013.

On September 1, 2013, the Company issued 60,000 common shares to a consultant in exchange for services.  The shares issued and the related consulting services were valued at $60,000 based upon a value of $1.00 per share, which was the closing price of the shares of the Company’s Common Stock on the last trading day prior to September 1, 2013.  On December 19, 2013, the Company issued 145,000 common shares to two consultants in exchange for services.  The shares issued and the related consulting services were valued at $130,500 based upon a value of $.90 per share, which was the closing price of the shares of the Company’s Common Stock on the last trading day prior to December 19, 2013.

On April 1, 2014, the Company entered into an agreement with a consultant to issue 30,000 common shares on the first business day of each month through September, 2014 in exchange for services. A total of 90,000 common shares were issued during the year ended December 31, 2014. The shares issued and the related consulting services were valued at $51,300 based upon the closing price on each date of issuance.

On June 23, 2014, the Company issued 75,000 common shares to Peak One as part of the cost of the financing in connection with the sale of the convertible debentures. The shares issued were valued at $.49, the closing share price on that day. On July 18, 2014, Peak One converted $30,000 of the Debenture into 177,514 shares of the Company’s Common Stock. On August 5, 2014, Peak One converted an additional $30,000 of the Debenture into 209,795 shares of the Company’s Common Stock.

At June 30, 2015 and December 31, 2014, there were 47,345,816 shares of the Company’s Common Stock issued and outstanding.

7. Equity

Common Stock through the date of the Share Exchange consisted of the common stock of SPI. The amounts presented for periods prior to the Share Exchange were denominated in CHF and have been translated from CHF to USD using the exchange rates in effect on the date of each issuance. As of December 31, 2011, SPI had 26,822,215 common shares issued and outstanding. During 2012 prior to the Share Exchange, SPI issued 2,500,000 shares in connection with the subscription agreement referenced in Note 7 of these Notes to Consolidated Financial Statements and 7,378,416 shares in connection with the conversion of SPI stockholder loans to common shares, resulting in 36,700,631 common shares of SPI being outstanding immediately prior to the Share Exchange.

On December 12, 2012, SurePure US designated 31,155,282 of its authorized shares of preferred stock as Nonvoting Convertible Preferred Stock, par value $0.01 per share.  Under the terms of the Certificate of Designation (the “Certificate”), each share of Nonvoting Convertible Preferred Stock is convertible into one share of Common Stock, subject to certain limitations and restrictions as defined in the Certificate.

The issued shares of Nonvoting Convertible Preferred Stock automatically convert, at the applicable conversion ratio as defined in the Certificate, into shares of the Company’s Common Stock upon the assignment, sale or other transfer of shares to any person other than an affiliate of the holder of the seller.  Any assignee, purchaser or other transferee may surrender certificates representing the assigned shares to the Company and will receive shares of the Company’s Common Stock in return.

During the year ended December 31, 2014, the preferred stockholder converted 5,000,000 shares of the Company’s preferred stock into 5,000,000 shares of the Company’s Common Stock.  At December 31, 2014 and December 31, 2013, there were 14,800,000 and 19,800,000 issued and outstanding shares of the Company’s preferred stock.

Effective with the acquisition of SPHSA on June 12, 2013, 3,000 common shares of SPHSA were then exchanged for 3,000,000 shares of the Company’s Common Stock, which shares are treated as being outstanding as of June 12, 2013. The shareholder loans of SPHSA were converted to 6,865 common shares of SPHSA which were then exchanged for 6,864,811 shares of the Company’s Common Stock, which shares are treated as being outstanding as of June 12, 2013.

On September 1, 2013, the Company issued 60,000 common shares to a consultant in exchange for services.  The shares issued and the related consulting services were valued at $60,000 based upon a value of $1.00 per share, which was the closing price of the shares of the Company’s Common Stock on the last trading day prior to September 1, 2013.  On December 19, 2013, the Company issued 145,000 common shares to two consultants in exchange for services.  The shares issued and the related consulting services were valued at $130,500 based upon a value of $.90 per share, which was the closing price of the shares of the Company’s Common Stock on the last trading day prior to December 19, 2013.

On April 1, 2014, the Company entered into an agreement with a consultant to issue 30,000 common shares on the first business day of each month through September, 2014 in exchange for services. A total of 90,000 common shares were issued during the year ended December 31, 2014. The shares issued and the related consulting services were valued at $51,300 based upon the closing price on each date of issuance.

On June 23, 2014, the Company issued 75,000 common shares to Peak One as part of the cost of the financing in connection with the sale of the convertible debentures. The shares issued were valued at $.49, the closing share price on that day. On July 18, 2014, Peak One converted $30,000 of the Debenture into 177,514 shares of the Company’s Common Stock. On August 5, 2014, Peak One converted an additional $30,000 of the Debenture into 209,795 shares of the Company’s Common Stock.

At December 31, 2014 and December 31, 2013, after giving effect to the acquisition of SPHSA, there were 47,345,816 and 39,937,432 shares, respectively, of the Company’s Common Stock issued and outstanding.